Share Capital - Movement of Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in share capital [Line Items]
Beginning balance	102,369	66,632
Ending balance	198,369	102,369
Beginning balance	€ 321
Shares withdrawn	(4)
Ending balance	319	€ 321
Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Shares withdrawn	(4)	(1)
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	253	252
Dividend	2	1
Ending balance	€ 253	€ 253
Common shares [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	2,106,313	2,098,114
Shares withdrawn	(10,665)	(2,466)
Dividend	13,782	10,665
Ending balance	2,109,430	2,106,313
Beginning balance	€ 253	€ 252
Shares withdrawn	(1)	0
Dividend	2	1
Ending balance	253	253
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	68	69
Dividend	0
Ending balance	€ 66	€ 68
Common share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	568,839	571,795
Shares withdrawn	(22,643)	(2,956)
Dividend
Ending balance	546,196	568,839
Beginning balance	€ 68	€ 69
Shares withdrawn	(3)	0
Dividend
Ending balance	€ 66	€ 68